Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
Employee benefits	$ 88,915	$ 61,978
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	85,448	$ 61,978
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 3,467